Derivative financial instruments - Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hedges of net investment in foreign operations [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged cash flow no longer expected to occur	£ 240	£ 0
Other income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement	0	0
Amount recycled from OCI due to hedged net investments in foreign operations no longer expected to occur	(15)	(41)
Interest rate risk [member] | Interest income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement	105	213
Amount recycled from OCI due to hedged cash flow no longer expected to occur	£ 36	£ 0